provisions (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 CAD ($)
provisions reconciliation
Balance at beginning of period	$ 913	$ 704
Additions	111	555
Reversals	(3)	(41)
Uses	(115)	(320)
Interest effects	7	15
Effects of foreign exchange, net	(9)	(9)
Balance at end of period	904	904
Current	240	240
Non-current	664	664
Total	904	904
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	317	316
Uses	(2)	(5)
Interest effects	3	7
Balance at end of period	318	318
Current	10	10
Non-current	308	308
Total	318	318
Employee-related
provisions reconciliation
Balance at beginning of period	142	84
Additions	87	202
Uses	(84)	(141)
Balance at end of period	145	145
Current	134	134
Non-current	11	11
Total	145	145
Written put options and contingent consideration
provisions reconciliation
Balance at beginning of period	281	157
Additions	2	268
Reversals	(3)	(41)
Uses		(108)
Interest effects	4	8
Effects of foreign exchange, net	(9)	(9)
Balance at end of period	275	275
Current	2	2
Non-current	273	273
Total	275	275
Written put options and contingent consideration | Common Shares
provisions reconciliation
Uses		(54)
Other
provisions reconciliation
Balance at beginning of period	173	147
Additions	22	85
Uses	(29)	(66)
Balance at end of period	166	166
Current	94	94
Non-current	72	72
Total	$ 166	$ 166